Summary of prepaid expenses (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Prepaid expenses.
Research and development		$ 714,716
Insurance	$ 322,842	441,388
Investor relations conferences and services	89,804	60,254
Consulting	16,667	50,000
Administrative services	84,847	4,198
Prepaid expenses	$ 514,160	$ 1,270,556